SCHEDULE OF OPERATIONS RELATED TO LEASES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022	Oct. 31, 2021
Lease Obligations
Operating lease expense	$ 149,203	$ 53,218	$ 145,710	$ 83,593
Interest on lease liability	7,797	10,630	13,530	11,646
Total Lease expense	$ 157,000	$ 63,848	$ 159,240	$ 95,239